Share Capital - Summary of Issued And Outstanding Shares (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Redeemable Units
Disclosure of classes of share capital [line items]
Beginning balance	106,106	109,441
Ending balance	96,699	106,106
Subordinate Voting Shares (SVS)
Disclosure of classes of share capital [line items]
Beginning balance	280,994	269,971
Ending balance	320,757	280,994
Proportionate Voting Shares (PVS)
Disclosure of classes of share capital [line items]
Beginning balance	20,082	20,667
Ending balance	18,950	20,082
MVS
Disclosure of classes of share capital [line items]
Beginning balance	500	500
Ending balance	500	500
Special Subordinate Voting Shares (SSVS)
Disclosure of classes of share capital [line items]
Beginning balance	1	1
Ending balance	2	1
Options and warrants exercised | Subordinate Voting Shares (SVS)
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding		1,279
Issuance of shares related to settlement of acquisition contingent consideration | Subordinate Voting Shares (SVS)
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	27,091
RSUs issued | Subordinate Voting Shares (SVS)
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	1,727	337
Issuance of shares related to acquisitions | Subordinate Voting Shares (SVS)
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding		5,339
Cresco LLC redemptions | Redeemable Units
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	(9,407)	(3,335)
Cresco LLC redemptions | Subordinate Voting Shares (SVS)
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	9,407	3,335
PVS converted to SVS | Subordinate Voting Shares (SVS)
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	1,132	585
PVS converted to SVS | Proportionate Voting Shares (PVS)
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	(1,132)	(585)
Issuances related to employee taxes on certain share-based payment arrangements | Subordinate Voting Shares (SVS)
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	406	148
Share issuances | Special Subordinate Voting Shares (SSVS)
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	1